Salaries and other employee services - Schedule of Salaries and Other Employee Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	$ 194,009	$ 154,026	$ 164,909
Cost of product revenue
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	116,032	77,241	76,908
Research and development expenses
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	38,416	37,652	44,339
General and administrative expenses
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	$ 39,561	$ 39,133	$ 43,662